Accounts Receivable, Net - Schedule of Accounts Receivable, Net Consisted (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	$ 1,325,186	$ 954,917
Less than 30 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	1,103,381	444,526
31-60 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	83,925	382,775
61-90 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	35,735	57,250
More than 90 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	$ 102,145	$ 70,366